Aug-18-03 11:23am From-

Securities Operations

T-696 P.002/003 F-937

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certms

NYSE

1-13668

03027967

August 18, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, STRUCTURED PRODUCTS CORP., 15,000 Corporate-Backed Trust Securities CAST Class A Certificates, with a principal amount of $15,000,000 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 18, 2003. Tentative listing date – Not yet determined.

Sincerely,

Janet Madho